Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 49,983	€ 49,983
Intangible assets	33,590	30,985
Right of use assets	15,736	18,249
Property, plant and equipment	1,248,402	1,028,489
Financial assets - investments FVTPL	200	676
Other non-current financial assets	5,441	5,052
Deferred tax assets	95,344	76,251
Total non-current assets	1,448,696	1,209,685
Current assets
Inventories	245,217	255,321
Contract assets	168,515	172,580
Trade receivables	295,951	301,769
Other current financial assets	1,329	4,382
Tax receivables	17,440	14,338
Other receivables	53,179	43,900
Cash and cash equivalents	98,270	69,602
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	879,901	861,892
Non-current assets held for sale	222
Total current assets	880,123	861,892
Total assets	2,328,819	2,071,577
Equity
Share capital	22,232	21,698
Reserves and retained earnings	1,264,329	965,202
Net profit attributable to equity holders of the parent	117,778	145,631
Equity attributable to equity holders of the parent	1,404,339	1,132,531
Non-controlling interests	46	115
Total equity	1,404,385	1,132,646
Non-current liabilities
Non-current financial liabilities	317,678	255,639
Employees benefits	7,163	7,413
Non-current provisions	2,793	3,975
Deferred tax liabilities	12,560	9,624
Non-current advances from customers	44,046	39,418
Other non-current liabilities	62,720	48,474
Total non-current liabilities	446,960	364,543
Current liabilities
Current financial liabilities	116,927	143,277
Current provisions	4,139	1,063
Trade payables	231,020	277,815
Contract liabilities	16,545	22,306
Advances from customers	16,622	22,892
Tax payables	25,431	30,798
Other liabilities	66,790	76,237
Total current liabilities	477,474	574,388
Total liabilities	924,434	938,931
Total equity and liabilities	€ 2,328,819	€ 2,071,577